Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 207,743	¥ 207,407	¥ 186,146
Downward adjustments and impairments	5,345	6,519	5,087
Upward adjustments	¥ 13,015	¥ 11,623	¥ 9,216